Debt - Narrative (2018) (Details)		1 Months Ended	2 Months Ended	10 Months Ended
	Jul. 26, 2018 USD ($)	Feb. 28, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)				$ 451,000,000
RBL Facility
Debt Instrument [Line Items]
Credit facility, issuance costs, net of amortization				$ 21,000,000	$ 17,000,000
Medium-term notes | 2026 Notes
Debt Instrument [Line Items]
Fair value of debt					$ 416,000,000
Principal amount of debt issued		$ 400,000,000
Interest rate		7.00%			7.00%
Net proceeds from debt issuance		$ 391,000,000
Credit facility | RBL Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 1,500,000,000.0
Borrowing base		400,000,000				$ 400,000,000
Reduction in borrowing base for other debt		$ 100,000,000
Percentage of face value of other debt to reduce borrowing base		25.00%
Elected commitment feature to increase borrowing base						$ 575,000,000
Debt covenant, leverage ratio, maximum				4.0	4.00
Debt covenant, current ratio, minimum				1.0	1.00
Leverage ratio at period end					1.85
Current ratio at period end					4.21
Available borrowing capacity					$ 393,000,000		$ 100,000,000
Letters of credit outstanding				$ 21,000,000	$ 7,000,000			$ 6,000,000
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)	$ 105,000,000		$ 105,000,000